Commitments and Contingencies (Details) - USD ($)						1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 29, 2025	Mar. 25, 2025	Feb. 14, 2024	Dec. 28, 2023	Oct. 18, 2022	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 08, 2025	Jun. 03, 2025	Nov. 30, 2023
Commitments and Contingencies [Line Items]
Percentage of purchase price										95.00%		95.00%
Description of purchase agreement										the Company may not require the Investor to purchase, and the Investor will have no obligation to purchase, shares of Class A common stock in excess of a number equal to the lowest of (i) 100% of the average daily trading volume of the Class A common stock on the Nasdaq Capital Market (or any other eligible national stock exchange, as applicable) for the five consecutive trading days immediately prior to the trading date on which a valid purchase notice is delivered to the Investor, (ii) a 30% discount to the daily trading volume in the Class A common stock on the Nasdaq Capital Market (or any other eligible national stock exchange, as applicable), and (iii) $2 million divided by the volume-weighted average price for the Class A common stock on the trading day immediately prior to the trading date on which a valid purchase notice is delivered to the Investor.		the Company may not require the Investor to purchase, and the Investor will have no obligation to purchase, shares of Class A Common Stock in excess of a number equal to the lowest of (i) 100% of the average daily trading volume of the Class A Common Stock on the Nasdaq Capital Market (or any other eligible national stock exchange, as applicable) for the five consecutive trading days immediately prior to the trading date on which a valid purchase notice is delivered to the Investor, (ii) a 30% discount to the daily trading volume in the Class A Common Stock on the Nasdaq Capital Market (or any other eligible national stock exchange, as applicable), and (iii) $2 million divided by the volume-weighted average price for the Class A Common Stock on the trading day immediately prior to the trading date on which a valid purchase notice is delivered to the Investor.
Common stock issued and outstanding percentage					10.00%
Trading days										10 days
Percentage of ownership limitation				4.99%
Issuance of Class A common stock and pre-funded warrants in connection with commitment shares (in Dollars)				$ 600,000					$ 600,000			$ 600,000
Purchase of common stock (in Dollars)												$ 650,000
Revenue percentage								105.00%		105.00%		105.00%			110.00%
Revenue contingent owners amount (in Dollars)								$ 80,000		$ 80,000		$ 80,000
Restricted cash (in Dollars)										120,000
Purchase of shares (in Shares)			662
Forecast [Member]
Commitments and Contingencies [Line Items]
Revenue percentage														110.00%
Warrant [Member]
Commitments and Contingencies [Line Items]
Exercise price per share (in Dollars per share)				$ 0.01
Common Stock [Member] | Warrant [Member]
Commitments and Contingencies [Line Items]
Exercise price per share (in Dollars per share)				$ 0.0001
Seven Knots [Member] | Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Exceed per purchase price (in Dollars)	$ 5,000,000
Sale price per share (in Dollars per share)	$ 0.75
Investor's ownership	4.99%
Holdback Agreement Member]
Commitments and Contingencies [Line Items]
Purchase price amount (in Dollars)						$ 114,500										$ 200,000
Contingent owners amount (in Dollars)										$ 80,000		$ 80,000
Valley Vet Practices [Member]
Commitments and Contingencies [Line Items]
Revenue percentage								105.00%		105.00%		105.00%
Revenue contingent owners amount (in Dollars)								$ 120,000		$ 120,000		$ 120,000
DeBary Animal Clinic’s [Member]
Commitments and Contingencies [Line Items]
Contingent owners amount (in Dollars)						$ 40,000
Revenue percentage						105.00%
Revenue contingent owners amount (in Dollars)						$ 74,500
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Revenue percentage														110.00%
Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Purchase amount (in Shares)																30,000,000
Investor shares (in Shares)		207,896
Common stock issued and outstanding percentage										19.99%		19.99%
Divided common stock value (in Dollars)										$ 600,000		$ 600,000
Cash fee (in Dollars)										$ 600,000		$ 600,000
Common stock outstanding percentage				4.99%
Exercise price per share (in Dollars per share)								$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Percentage of ownership limitation				19.99%
Number of share issued (in Shares)			486
Class A Common Stock [Member] | Prefunded Warrant [Member]
Commitments and Contingencies [Line Items]
Warrant to purchase (in Shares)			16,549
Class A Common Stock [Member] | Common Stock [Member]
Commitments and Contingencies [Line Items]
Investor shares (in Shares)							651,167						640
Issuance of Class A common stock and pre-funded warrants in connection with commitment shares (in Dollars)
Purchase of shares (in Shares)
Class A Common Stock [Member] | Purchase Limits [Member]
Commitments and Contingencies [Line Items]
Investor shares (in Shares)										12,143		12,143
Class A Common Stock [Member] | Investor [Member]
Commitments and Contingencies [Line Items]
Purchase amount (in Shares)																30,000,000
Cash fee (in Dollars)										$ 600,000		$ 600,000
Common stock outstanding percentage				4.99%
Number of share issued (in Shares)			12,143
Class A Common Stock [Member] | Seven Knots [Member] | Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Purchase of common stock (in Dollars)	$ 50,000,000
Nasdaq Capital Market [Member] | Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Ownership percentage				19.99%